Disclosure of financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Cash and cash equivalents	$ 33,376	$ 38,277	$ 72,317
Investments	88	168
Trade and other receivables	26,947	34,012
Total financial assets	5,715
Accounts payable and accrued liabilities	19,470	$ 19,068
Total financial liabilities	1,479
Gross carrying amount [member]
Statements Line Items
Cash and cash equivalents	33,376
Investments	88
Trade and other receivables	6,007
Total financial assets	39,471
Accounts payable and accrued liabilities	19,470
Total financial liabilities	19,470
At fair value [member]
Statements Line Items
Cash and cash equivalents	33,376
Investments	88
Trade and other receivables	6,007
Total financial assets	39,471
Accounts payable and accrued liabilities	19,470
Total financial liabilities	19,470
Financial liabilities at fair value through profit or loss, category [member]
Statements Line Items
Accounts payable and accrued liabilities	1,479
Total financial liabilities	1,479
Financial liabilities at amortised cost, category [member]
Statements Line Items
Accounts payable and accrued liabilities	17,991
Total financial liabilities	17,991
Financial assets at fair value through profit or loss, category [member]
Statements Line Items
Cash and cash equivalents	0
Investments	88
Trade and other receivables	6,007
Total financial assets	6,095
Financial assets at amortised cost, category [member]
Statements Line Items
Cash and cash equivalents	33,376
Investments	0
Trade and other receivables	0
Total financial assets	$ 33,376